OBLIGATION UNDER CAPITAL LEASE - Schedule of Future Minimum Lease Payments for Capital Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Leased Assets
Present value of minimum lease payments	$ 122,779
Methane Princess Lease
Operating Leased Assets
2020	8,353
2021	8,678
2022	9,007
2023	9,343
2024 and thereafter	155,264
Total minimum lease payments	190,645
Less: Imputed interest	(67,866)
Present value of minimum lease payments	$ 122,779